INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES
INCOME TAXES

13) INCOME TAXES

Enerplus’ provision for income tax is as follows:

($ thousands)	2016	2015	2014
Current tax expense/(recovery)
Canada	$(661)	$(795)	$(543)
United States	(1,690)	(16,092)	5,541
Current tax expense/(recovery)	(2,351)	(16,887)	4,998
Deferred Tax expense/(recovery)
Canada	$(23,714)	$(52,603)	$64,746
United States	(211,133)	(97,985)	68,084
Deferred tax expense/(recovery)	(234,847)	(150,588)	132,830
Income tax expense/(recovery)	$(237,198)	$(167,475)	$137,828

The following provides a reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes:

($ thousands)	2016	2015	2014
Income/(loss) before taxes
Canada	$121,257	$(500,113)	$247,856
United States	38,961	(1,190,765)	189,048
Total income/(loss) before taxes	160,218	(1,690,878)	436,904
Canadian statutory rate	27.00%	27.00%	25.35%
Expected income tax expense/(recovery)	$43,259	$(456,537)	$110,755
Impact on taxes resulting from:
Change in valuation allowance	$(266,896)	$443,655	$8,007
Foreign and statutory rate differences	(12,826)	(179,809)	11,204
Non-taxable capital (gains)/losses	(6,478)	23,450	8,318
Share-based compensation	6,611	4,395	2,636
Other	(868)	(2,629)	(3,092)
Income tax expense/(recovery)	$(237,198)	$(167,475)	$137,828

During 2015 the Alberta Provincial tax rate change resulted in an increase in the Canadian statutory rate by 1.65% for the year.

Deferred income tax asset (liability) consists of the following temporary differences:

As at December 31 ($ thousands)	2016	2015
Deferred income tax liabilities
Derivative financial assets and credits	$—	$(17,319)
Total deferred income tax liabilities	—	(17,319)
Deferred income tax assets
Property, plant and equipment	$257,105	$382,454
Tax loss carry-forwards and other credits	736,395	672,193
Asset retirement obligation	50,462	57,364
Derivative financial assets and credits	10,515	—
Other assets	26,753	36,156
Total deferred income tax assets	1,081,230	1,148,167
Less valuation allowance	(347,867)	(614,763)
Total deferred income tax assets, net	733,363	533,404
Net deferred income tax asset	$733,363	$516,085

In the current period, Enerplus reported a deferred income tax asset of $733.4 million (2015 - $516.1 million).  We have a valuation allowance of $347.9 million at December 31, 2016 (2015 - $614.8 million).

Loss carry-forwards and tax credits available for tax reporting purposes:

As at December 31 ($ thousands)	2016	Expiration Date
Canada
Capital losses	$1,224,000	Indefinite
Non-capital losses	377,000	2028-2036
United States
Net operating losses	$894,000	2030-2036
Alternative minimum tax credits	112,000	Indefinite

Changes in the balance of Enerplus' unrecognized tax benefits are as follows:

($ thousands)	2016	2015	2014
Balance, beginning of year	$15,100	$17,000	$18,000
Increase/(decrease) for tax positions of prior years	—	(300)	2,700
Settlements	(1,800)	(1,600)	(3,700)
Balance, end of year	$13,300	$15,100	$17,000

If recognized, all of Enerplus' unrecognized tax benefits as at December 31, 2016 would affect Enerplus' effective income tax rate. It is not anticipated that the amount of unrecognized tax benefits will significantly change during the next 12 months.

A summary of the taxation years, by jurisdiction, that remain subject to examination by the taxation authorities are as follows:

Jurisdiction	Taxation Years
Canada - Federal & Provincial	2006-2016
United States - Federal & State	2008-2016

Enerplus and its subsidiaries file income tax returns primarily in Canada and the United States. Matters in dispute with the taxation authorities are ongoing and in various stages of completion.